LORD ABBETT RESEARCH FUND

Lord Abbett Growth Opportunities Fund

LORD ABBETT SECURITIES TRUST

Lord Abbett Growth Leaders Fund

LORD ABBETT SERIES FUND

Growth Opportunities Portfolio

Supplement dated July 27, 2012

to the Summary Prospectuses, Prospectuses and Statements of Additional Information

Each Fund’s Summary Prospectus, Prospectus, and SAI are supplemented with the following:

Effective August 1, 2012, David J. Linsen no longer will be a member of the Fund’s investment team.

Please retain this document for your future reference.